Commitments and Contingencies (Q3) (Details) - SeaStar Medical Holding Corporation [Member] - USD ($) $ in Thousands		9 Months Ended
	Dec. 27, 2022	Sep. 30, 2023
Commitments and Contingencies [Abstract]
Milestone payments	$ 450
Payment period after achievement of milestone event		30 days